CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME	Total USD ($)	Total JPY (¥)	Common Stock [Member] USD ($)	Common Stock [Member] JPY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] JPY (¥)	Legal Reserve [Member] USD ($)	Legal Reserve [Member] JPY (¥)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] JPY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] JPY (¥)	Treasury Stock [Member] USD ($)	Treasury Stock [Member] JPY (¥)	Total KONAMI CORPORATION stockholders equity [Member] USD ($)	Total KONAMI CORPORATION stockholders equity [Member] JPY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] JPY (¥)
Balance at Mar. 31, 2009		¥ 183,539,000,000		¥ 47,399,000,000		¥ 77,090,000,000		¥ 284,000,000		¥ 76,947,000,000		¥ 98,000,000		¥ (23,186,000,000)		¥ 178,632,000,000		¥ 4,907,000,000
Cash dividends attributable to KONAMI CORPORATION stockholders		(7,206,000,000)								(7,206,000,000)						(7,206,000,000)
Cash dividends attributable to noncontrolling interest		(381,000,000)																(381,000,000)
Purchase of treasury stock		(3,000,000)												(3,000,000)		(3,000,000)
Reissuance of treasury stock		1,000,000				(1,000,000)								2,000,000		1,000,000
Comprehensive income:
Net income		13,578,000,000								13,314,000,000						13,314,000,000		264,000,000
Foreign currency translation adjustments		(211,000,000)										(207,000,000)				(207,000,000)		(4,000,000)
Net unrealized losses on available-for-sale securities		(8,000,000)										(8,000,000)				(8,000,000)
Pension liability adjustment		(78,000,000)										(58,000,000)				(58,000,000)		(20,000,000)
Total comprehensive income (loss) for the year		13,281,000,000														13,041,000,000		240,000,000
Balance at Mar. 31, 2010		189,231,000,000		47,399,000,000		77,089,000,000		284,000,000		83,055,000,000		(175,000,000)		(23,187,000,000)		184,465,000,000		4,766,000,000
Cash dividends attributable to KONAMI CORPORATION stockholders		(5,739,000,000)								(5,739,000,000)						(5,739,000,000)
Cash dividends attributable to noncontrolling interest		(54,000,000)																(54,000,000)
Purchase of treasury stock		(101,000,000)												(101,000,000)		(101,000,000)
Reissuance of treasury stock		4,727,000,000				(1,599,000,000)								6,326,000,000		4,727,000,000
Comprehensive income:
Net income		12,722,000,000								12,934,000,000						12,934,000,000		(212,000,000)
Foreign currency translation adjustments		(2,153,000,000)										(2,140,000,000)				(2,140,000,000)		(13,000,000)
Net unrealized losses on available-for-sale securities		(55,000,000)										(55,000,000)				(55,000,000)
Pension liability adjustment		(171,000,000)										(177,000,000)				(177,000,000)		6,000,000
Total comprehensive income (loss) for the year		10,343,000,000														10,562,000,000		(219,000,000)
Balance at Mar. 31, 2011	2,414,004,000	198,407,000,000	576,700,000	47,399,000,000	918,481,000	75,490,000,000	3,455,000	284,000,000	1,098,064,000	90,250,000,000	(30,989,000)	(2,547,000,000)	(206,373,000)	(16,962,000,000)	2,359,338,000	193,914,000,000	54,666,000	4,493,000,000
Cash dividends attributable to KONAMI CORPORATION stockholders	(69,313,000)	(5,697,000,000)							(69,313,000)	(5,697,000,000)					(69,313,000)	(5,697,000,000)
Purchase of treasury stock	(353,000)	(29,000,000)											(353,000)	(29,000,000)	(353,000)	(29,000,000)
Reissuance of treasury stock	69,897,000	5,745,000,000			0	0							69,897,000	5,745,000,000	69,897,000	5,745,000,000
Equity transaction with noncontrolling interests and others	(68,998,000)	(5,671,000,000)			(15,999,000)	(1,315,000,000)									(15,999,000)	(1,315,000,000)	(52,999,000)	(4,356,000,000)
Comprehensive income:
Net income	281,506,000	23,137,000,000							279,985,000	23,012,000,000					279,985,000	23,012,000,000	1,521,000	125,000,000
Foreign currency translation adjustments	(5,535,000)	(455,000,000)									(5,535,000)	(455,000,000)			(5,535,000)	(455,000,000)
Net unrealized losses on available-for-sale securities	(3,000)	0									(3,000)	0			(3,000)	0
Pension liability adjustment	3,445,000	283,000,000									3,445,000	283,000,000			3,445,000	283,000,000
Total comprehensive income (loss) for the year	279,413,000	22,965,000,000													277,892,000	22,840,000,000	1,521,000	125,000,000
Balance at Mar. 31, 2012	$ 2,624,650,000	¥ 215,720,000,000	$ 576,700,000	¥ 47,399,000,000	$ 902,482,000	¥ 74,175,000,000	$ 3,455,000	¥ 284,000,000	$ 1,308,736,000	¥ 107,565,000,000	$ (33,082,000)	¥ (2,719,000,000)	$ (136,829,000)	¥ (11,246,000,000)	$ 2,621,462,000	¥ 215,458,000,000	$ 3,188,000	¥ 262,000,000